Income Taxes (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2010	Jan. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Provisions (benefit)			38.00%	38.00%	38.00%
Abatement of taxes - Technology enterprises			(15.00%)	(15.00%)	(15.00%)	(15.00%)
Tax Provisions (benefit)	15.00%	15.00%	23.00%	23.00%	23.00%